Accounts and notes payable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts and notes payable
Schedule of accounts and notes payable

	As of December 31
	2020	2021
	RMB	RMB

Payables related to service fees and incentives to drivers	4,487,439	3,306,362
Payables related to driver management fees	185,207	157,421
Other accounts payable	556,063	439,707
Notes payable	2,124,268	721,463
Total	7,352,977	4,624,953